Allowance for credit losses (Tables)	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
Financing Receivable, Allowance for Credit Loss
Movements in the allowance for credit losses during the years ended December 31, 2024 and 2023 were as follows:

	Year Ended December 31, 2024
	Investment in finance leases	Notes receivable	Loans receivable	Total
Allowance for credit losses at beginning of period	$8,924	$24,274	$689	$33,887
Current period increase (decrease) in provision for expected credit losses	1,244	176,069	(211)	177,102
Write-offs charged against the allowance	—	—	—	—
Allowance for credit losses at end of period	$10,168	$200,343	$478	$210,989

	Year Ended December 31, 2023
	Investment in finance leases	Notes receivable	Loans receivable	Total
Allowance for credit losses at beginning of period	$23,025	$110,938	$3,898	$137,861
Current period (decrease) increase in provision for expected credit losses	(14,101)	21,332	(3,209)	4,022
Write-offs charged against the allowance	—	(107,996)	—	(107,996)
Allowance for credit losses at end of period	$8,924	$24,274	$689	$33,887

Financing Receivables Grouped by Credit Risk
The tables below present Financing Receivables carried at amortized cost basis, gross of allowance for credit losses, grouped into the three credit risk categories for the years ended December 31, 2024 and 2023.

	As of December 31, 2024
	Category A	Category B	Category C	Total
	(U.S. Dollars in millions)
Investment in finance leases	$214	$562	$443	$1,219
Notes receivable	—	53	549	602
Loans receivable	10	18	568	596
Total	$224	$633	$1,560	$2,417

	As of December 31, 2023
	Category A	Category B	Category C	Total
	(U.S. Dollars in millions)
Investment in finance leases	$357	$213	$693	$1,263
Notes receivable	—	13	675	688
Loans receivable	—	44	612	656
Total	$357	$270	$1,980	$2,607